NET LOSS PER SHARE - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Potential dilutive ordinary shares	0	0	0